Segmental reporting - Income by geographic region (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Each single external customer [member] | Max [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%